Income Taxes - Schedule Movement of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Valuation Allowance [Line Items]
Balance at beginning of the year	¥ 754,878	¥ 618,985	¥ 652,610
(Reversal) addition	321,183	135,893	(33,625)
Balance at ending of the year	¥ 1,076,061	¥ 754,878	¥ 618,985